Statements of Cash Flows - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from current operations
Comprehensive loss for the year	₪ (24,962)	₪ (26,490)	₪ (13,566)
Adjustments required to present cash flows from operating activities (Appendix A)	(3,408)	3,357	1,176
Net cash used in operating activities	(28,370)	(23,133)	(12,390)
Cash flows from investment activity
Change in deposits restricted as to withdrawal		(41)	(110)
Changes in short-term deposits	(5,058)	(5,012)
Purchase of property and equipment	(62)	(144)	(121)
Net cash used in investment activity	(5,120)	(5,197)	(231)
Cash flows from financing activity
Deferred offering expenses		(750)
Receipt of bridge investments			1,107
Receipt of loan from shareholders			682
Repayment of loan from shareholders			(682)
Receipt of government grants		579	368
Proceeds from issuance of ordinary shares through private placement transaction, net of issuance costs			630
Proceeds from issuance of seed shares through private placement transaction, net of issuance costs			41
Proceeds from issuance of ADS through private placement transaction	5,141
Proceeds from issuance of ordinary shares through Israeli IPO transaction, net of issuance costs			23,720
Proceeds from issuance of ordinary shares as part of shelf prospectus through second public offering transaction, net of issuance costs			20,887
Proceeds from issuance of unit consist of ordinary shares and liability in respect of price protection mechanism through private placement transaction			3,430
Repayment of principal in respect of leasing	(467)	(440)	(143)
Proceeds received from issuance of units consist of ADS, pre-funded warrants and warrants through U.S. IPO transaction, net of issuance costs	37,298
Proceeds from exercise of options into ordinary shares			96
Net cash (used in) provided by financing activity	41,972	(611)	50,136
Change in balance of cash and cash equivalents	8,482	(28,941)	37,515
Exchange differences on cash and cash equivalents	2,075
Balance of cash and cash equivalents, beginning of year	8,683	37,624	109
Balance of cash and cash equivalents, end of year	19,240	8,683	37,624
Income and expenses not involving cash flows
Depreciation	82	61	32
Amortization of right for use asset	425	398	171
Interest expense in respect of leasing	43	61	33
Share-based payment to employees and service providers	1,157	3,348	4,393
Revaluation of derivative warrant liability	(2,954)
Revaluation of liability in respect of bridge investments			(3,240)
Revaluation in respect of price protection mechanism			(667)
Direct and incremental issuance cost allocated to derivative warrant liability through U.S IPO	723
Exchange differences on cash and cash equivalent and restricted deposits	(2,085)
Changes in liability in respect of government grants	86	(213)	(85)
Income and expenses not involving cash flows total	(2,523)	3,655	637
Changes in asset and liability items
Decrease (increase) in other current assets	143	(647)	(359)
Increase in trade receivables	(596)	(142)	(286)
Increase in inventory	(1,201)	(715)	(16)
Increase in trade payables	1,014	54	476
Increase (decrease) in other current liabilities	(245)	1,152	724
Changes in asset and liability total	(885)	(298)	539
Adjustments required to present cash flows from operating activities	(3,408)	3,357	1,176
Appendix B - Non-cash investment and financing activities
Recognition of right for use asset against a leasing liability		532	1,029
Deferred offering expenses not yet paid		405
Conversion of bridge investments into ordinary shares			15,932
Direct and incremental stock-based payment expenses allocated to ADS and pre-fund warrants through U.S. IPO	960
Classification of equity amount to derivative warrants liability due to partial exercise of over-allotment option into warrants	158
Appendix C - Additional information pertaining to cash flows
Interest paid			28
Interest received	₪ 85